Condensed Financial Information - Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information
Condensed Balance Sheet [Table Text Block]

	December 31,
	2019	2018
Assets
Current assets:
Cash and cash equivalents	$—	$—
Total current assets	—	—

Investment in subsidiaries	503,878	533,094
Total assets	$503,878	$533,094

Liabilities and stockholders’ equity
Current liabilities:
Current liabilities	$—	$—
Total current liabilities	—	—
Other liabilities – Noncurrent	—	—
Total liabilities	—	—
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value, 132,000,000 shares authorized, 102,843,612 and 102,649,701 shares issued and outstanding at December 31, 2019 and 2018, respectively	103	103
Additional paid-in capital	568,756	565,372
Accumulated deficit	(64,981)	(32,381)
Total stockholders’ equity	503,878	533,094
Total liabilities and stockholders’ equity	$503,878	$533,094

Condensed Income Statement [Table Text Block]

	Years Ended
	December 31,
	2019	2018
Revenue	$—	$—
Operating expenses	—	—
Income from operations	—	—
Other income (expense), net	—	—
Income before income taxes and equity in net income of subsidiaries	—	—
Benefit for income taxes	—	—
Equity in net income (loss) of subsidiaries	(32,600)	(36,256)
Net loss	$(32,600)	$(36,256)